TAXES BASED ON INCOME (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
TAXES BASED ON INCOME
Computed tax at 35% of income before taxes	$ 127.1	$ 83.1	$ 74.5
U.S statutory rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	2.4	1.1	(2.4)
Foreign earnings taxed at different rates	(14.7)	11.8	2.3
Valuation allowance	(4.3)	(23.6)	7.0
Corporate owned life insurance	(6.9)	(5.5)	(5.1)
U.S. federal research and development tax credits	(7.0)		(4.6)
Tax contingencies and audit settlements	23.1	9.4	2.9
Expiration of carryforward items	2.5	4.8	0.4
Other items, net	(3.4)	(1.1)	(3.5)
Provision for income taxes	118.8	80.0	71.5
Expense related to accrual of U.S. taxes on certain foreign earnings	$ 12.1	$ 11.2	$ 0